Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Capital Appreciation Portfolio
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
TransDigm Group, Inc.
(a) (b)
............. 5,542 $ 4,672,626
Automobiles — 3.3%
Tesla, Inc.
(b)
....................... 24,969 6,247,743
Broadline Retail — 7.9%
Amazon.com, Inc.
(b)
................. 118,223 15,028,508
Capital Markets — 5.2%
Blackstone, Inc., Class A .............. 23,527 2,520,683
MSCI, Inc. ....................... 7,604 3,901,460
S&P Global, Inc. ................... 9,580 3,500,628
9,922,771
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 8,304 2,117,935
Commercial Services & Supplies — 0.8%
Waste Connections, Inc. .............. 12,007 1,612,540
Entertainment — 2.3%
Netflix, Inc.
(b)
...................... 11,380 4,297,088
Financial Services — 6.5%
Mastercard, Inc., Class A .............. 11,393 4,510,603
Visa, Inc., Class A
(a)
................. 33,440 7,691,534
12,202,137
Health Care Equipment & Supplies — 3.7%
(b)
Boston Scientific Corp. ............... 35,809 1,890,715
IDEXX Laboratories, Inc. .............. 3,762 1,645,010
Intuitive Surgical, Inc. ................ 12,010 3,510,403
7,046,128
Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc. .............. 10,717 5,403,404
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.
(b)
........... 1,119 2,049,818
Evolution AB
(c) (d)
.................... 25,749 2,598,313
4,648,131
Interactive Media & Services — 6.3%
(b)
Alphabet, Inc., Class A ............... 69,271 9,064,803
Meta Platforms, Inc., Class A ........... 9,267 2,782,046
11,846,849
IT Services — 1.3%
(b)
MongoDB, Inc., Class A .............. 1,415 489,392
Shopify, Inc., Class A ................ 36,011 1,965,120
2,454,512
Life Sciences Tools & Services — 3.2%
Danaher Corp. .................... 13,602 3,374,656
Thermo Fisher Scientific, Inc. ........... 5,124 2,593,615
5,968,271
Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy, Inc. ................ 12,758 2,117,318
Pharmaceuticals — 3.9%
Eli Lilly & Co. ..................... 10,505 5,642,551
Zoetis, Inc., Class A ................. 9,853 1,714,225
7,356,776
Semiconductors & Semiconductor Equipment — 13.8%
ASML Holding NV (Registered), ADR ..... 8,395 4,941,801
Broadcom, Inc. .................... 7,073 5,874,692
KLA Corp. ........................ 8,131 3,729,365
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ..................... 26,480 $ 11,518,535
26,064,393
Software — 19.6%
Cadence Design Systems, Inc.
(b)
........ 16,614 3,892,660
Intuit, Inc. ........................ 15,706 8,024,824
Microsoft Corp. .................... 53,042 16,748,011
Palo Alto Networks, Inc.
(b)
............. 8,918 2,090,736
Roper Technologies, Inc. .............. 6,584 3,188,500
ServiceNow, Inc.
(b)
.................. 5,451 3,046,891
36,991,622
Specialty Retail — 0.8%
Ross Stores, Inc. ................... 13,232 1,494,554
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. ....................... 92,940 15,912,257
Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SE .... 3,633 2,742,300
NIKE, Inc., Class B ................. 9,195 879,226
3,621,526
Total Common Stocks — 99 .0%
(Cost: $ 136,433,843 ) ............................. 187,027,089
Preferred Securities
Preferred Stocks — 0.9%
IT Services — 0.9%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(b) (e) (f)
.............. 10,263 1,682,224
Total Preferred Securities — 0 .9%
(Cost: $ 1,124,560 ) .............................. 1,682,224
Total Long-Term Investments — 99.9%
(Cost: $ 137,558,403 ) ............................. 188,709,313
Short-Term Securities
Money Market Funds — 4.5%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 313,634 313,634
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(i)
....................... 8,171,889 8,174,340
Total Short-Term Securities — 4 .5%
(Cost: $ 8,487,974 ) .............................. 8,487,974
Total Investments — 104 .4%
(Cost: $ 146,046,377 ) ............................. 197,197,287
Liabilities in Excess of Other Assets — (4.4) % ............ (8,348,893)
Net Assets — 100.0% ..............................
$ 188,848,394

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Capital Appreciation Portfolio
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,682,224, representing 0.89% of its net assets as of period end, and an original cost of $1,124,560.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 310,134 $ 3,500
(a)
$ — $ — $ — $ 313,634 313,634 $ 9,911 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,783,052 3,392,190
(a)
— (721) (181) 8,174,340 8,171,889 7,777
(b)
—
$ (721) $ (181) $ 8,487,974 $ 17,688 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Capital Appreciation Portfolio
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,672,626 $ — $ — $ 4,672,626
Automobiles .......................................... 6,247,743 — — 6,247,743
Broadline Retail ........................................ 15,028,508 — — 15,028,508
Capital Markets ........................................ 9,922,771 — — 9,922,771
Chemicals ............................................ 2,117,935 — — 2,117,935
Commercial Services & Supplies ............................. 1,612,540 — — 1,612,540
Entertainment ......................................... 4,297,088 — — 4,297,088
Financial Services ...................................... 12,202,137 — — 12,202,137
Health Care Equipment & Supplies ........................... 7,046,128 — — 7,046,128
Health Care Providers & Services ............................ 5,403,404 — — 5,403,404
Hotels, Restaurants & Leisure .............................. 2,049,818 2,598,313 — 4,648,131
Interactive Media & Services ............................... 11,846,849 — — 11,846,849
IT Services ........................................... 2,454,512 — — 2,454,512
Life Sciences Tools & Services .............................. 5,968,271 — — 5,968,271
Oil, Gas & Consumable Fuels ............................... 2,117,318 — — 2,117,318
Pharmaceuticals ....................................... 7,356,776 — — 7,356,776
Semiconductors & Semiconductor Equipment .................... 26,064,393 — — 26,064,393
Software ............................................. 36,991,622 — — 36,991,622
Specialty Retail ........................................ 1,494,554 — — 1,494,554
Technology Hardware, Storage & Peripherals .................... 15,912,257 — — 15,912,257
Textiles, Apparel & Luxury Goods ............................ 879,226 2,742,300 — 3,621,526
Preferred Securities ....................................... — — 1,682,224 1,682,224
Short-Term Securities
Money Market Funds ...................................... 313,634 — — 313,634
$ 182,000,110 $ 5,340,613 $ 1,682,224 $ 189,022,947
Investments Valued at NAV
(a)
...................................... 8,174,340
$ 197,197,287
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Capital Appreciation Portfolio
5
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ................................................................................... $ 1,691,414 $ 1,691,414
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)
...................................................................................... (9,190) (9,190)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of September 30, 2023 ...................................................................................
$ 1,682,224 $ 1,682,224
Net change in unrealized depreciation on investments still held at September 30, 2023
(a)
......................................................
$ (9,190) $ (9,190)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International